NWM Momentum Fund
Investment Objective
The NWM Momentum Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NWM Momentum Fund
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NWM Momentum Fund
Management Fees	1.25%
Distribution 12b-1 Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expense	0.20%
Total Annual Fund Operating Expenses	1.95%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
NWM Momentum Fund	198	612

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

The NWM Momentum Fund is a mutual fund that, under normal market conditions, invests in a group of exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and/or money market funds. The underlying ETFs generally invest in, and the underlying ETNs generally track indices related to, fixed income securities, equity securities, real estate investment trusts ("REITs"), and commodities. REITs may offer investors greater liquidity and diversification than direct ownership of properties.

NWM Fund Group, LLC, the investment adviser to the Fund, allocates the Fund's assets among its investment categories based on a "risk on" / "risk off" proprietary screening model. "Risk on" is defined as asset classes that the Fund will invest in such as ETFs that hold equity securities and ETNs that track equity securities, REITs and commodities. "Risk off" investments are defined as asset classes the Fund will invest in that include fixed income ETFs/ETNs and cash and are generally considered by the Adviser to have no credit risk. The Adviser's screening process begins with a review of the strongest recent "risk off" investments relative to other "risk off" investments. Each "risk off" investment is compared against the others to create a ratio which the Adviser then analyzes to determine which investment's relative price is performing more strongly than the others. The strongest relative strength is considered the strongest recent "risk off" investment with which to compare to the risk on asset classes. Relative strength calculates which investments are the strongest performers, compared to other investments during a defined time period, and recommends those investments for purchase.

The Adviser determines if a cash position, short duration Treasury ETF/ETN, or long duration Treasury ETF/ETN is most favorable based on the Adviser's screening model. The Adviser then compares the strongest "risk off" investment to ETFs and ETNs that hold or track equities securities, REITs and commodities. In order to buy a "risk on" investment, that "risk on" investment must be showing recent relative strength versus the strongest "risk off" instrument based on the Adviser's proprietary screening model at set intervals during the month. The Adviser's sells "risk on" investments when the strongest "risk off" ETF is showing greater recent relative strength versus the particular "risk on" investment based on the Adviser's screening model at set intervals during the month.

Examples of the ETFs and ETNs that the Fund may hold include ETFs that hold, and/or ETNs that track domestic equities, foreign securities, ADRs, emerging markets, commodities, fixed income securities and REITs. To gain exposure to the commodities market, the Fund may purchase ETFs that invest in a portfolio of exchange-traded futures on commodities. The Fund may invest in ETFs that hold below grade fixed income securities (known as "junk bonds"). ETNs are a type of unsecured, unsubordinated debt security. The Fund's investment strategy may cause it to purchase ETFs and ETNs that have growth or value style investing, and the Fund may invest in ETFs that hold and ETNs that track indices that are comprised of small and medium sized companies. There are no limits on the amount of the Fund's assets that may be invested in ETFs, ETNs and/or cash investments at any one time. Additionally, the Fund may be fully invested, partially invested or fully in cash or cash equivalents at any time. Depending on the "risk on" / "risk off" ratio, if cash is the recent strongest performing asset class compared to all "risk on" ETFs and all "risk off" ETFs that invest in U.S. Treasuries, for example, the Fund would then hold 100% in cash.

The Fund may also engage in short-term trading.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Risks of Exchange Traded Notes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in a basket of underlying securities, but they derive their return (or loss) from the performance of a group of securities, such as those represented in an index. The holder of an ETN has no claim to the securities in the underlying index. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

The Fund may invest in ETFs and ETNs that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Risks of Equity Securities. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Real Estate Investment Trusts. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity's price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund's investments in ETFs are susceptible to fluctuations in the commodity markets. These investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company ("RIC") tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Foreign Risk. Foreign securities and American Depository Receipts ("ADRs") have risks not usually associated with securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth Risk. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-331-9609.